As filed with the U.S. Securities and Exchange Commission on May 19, 2020

Securities Act File No. 033-42681 Investment Company Act File No. 811-5603

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 50	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 51
(Check appropriate box or boxes)

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BLACKROCK STRATEGIC GLOBAL BOND FUND, INC.

55 East 52nd Street, New York, New York 10055

(Name and Address of Agent for Service)

Copies to:
Counsel for the Fund:	Janey Ahn, Esq.
Margery K. Neale, Esq.	BlackRock Advisors, LLC
Willkie Farr & Gallagher LLP	55 East 52nd Street
787 Seventh Avenue	New York, New York 10055
New York, New York 10019-6099

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☒immediately upon filing pursuant to paragraph (b)

o on (date) pursuant to paragraph (b)

o 60 days after filing pursuant to paragraph (a)(1)

o on (date) pursuant to paragraph (a)(1)

o 75 days after filing pursuant to paragraph (a)(2)

o on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

oThis post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock, par value, $0.10 per share.

Strategic Global Bond Fund (Cayman) has also executed this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 19, 2020.

BlackRock Strategic Global Bond Fund, Inc. (Registrant)

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)
(Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date
/s/ JOHN M. PERLOWSKI	Director, President and Chief Executive Officer	May 19, 2020
(John M. Perlowski)	(Principal Executive Officer)
/s/ NEAL J. ANDREWS	Chief Financial Officer	May 19, 2020
(Neal J. Andrews)	(Principal Financial and Accounting Officer)
MICHAEL J. CASTELLANO*	Director
(Michael J. Castellano)
RICHARD E. CAVANAGH*	Director
(Richard E. Cavanagh)
CYNTHIA L. EGAN*	Director
(Cynthia L. Egan)
FRANK J. FABOZZI*	Director
(Frank J. Fabozzi)
R. GLENN HUBBARD*	Director
(R. Glenn Hubbard)
W. CARL KESTER*	Director
(W. Carl Kester)
CATHERINE A. LYNCH*	Director
(Catherine A. Lynch)
KAREN P. ROBARDS*	Director
(Karen P. Robards)

ROBERT FAIRBAIRN*	Director
(Robert Fairbairn)
*By: /s/ JANEY AHN	May 19, 2020
(Janey Ahn, Attorney-In-Fact)

SIGNATURES

Strategic Global Bond Fund (Cayman) has duly caused this Registration Statement of BlackRock Strategic Global Bond Fund, Inc., with respect only to information that specifically relates to Strategic Global Bond Fund (Cayman), to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 19, 2020.

Strategic Global Bond Fund (Cayman)

By: /s/ John M. Perlowski

(John M. Perlowski,

Director)

This Registration Statement of BlackRock Strategic Global Bond Fund, Inc., with respect only to information that specifically relates to Strategic Global Bond Fund (Cayman), has been signed below by the following persons in the capacities on the dates indicated.

Signature	Title	Date
/s/ John M. Perlowski	Director, Strategic Global Bond Fund	May 19, 2020
(Cayman)
(John M. Perlowski)

/s/ Neal J. Andrews	Director, Strategic Global Bond Fund	May 19, 2020
(Neal J. Andrews)	(Cayman)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase